Earnings Per Share	12 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
Earnings Per Share

For each period presented below, basic earnings per share is based on the average number of shares outstanding during the period. Diluted earnings per share is based on the average number of shares used for the basic earnings per share calculation, adjusted for the dilutive effect of stock options and restricted stock equivalents.

The following table sets forth the computation of basic and diluted earnings per share:

(in millions, except per share data)	FOR THE YEARS ENDED SEPTEMBER 30,
	2013	2012	2011
Numerator:
Net earnings for basic and dilutive earnings per share	$407.0	$408.9	$261.2
Denominator:
Weighted-average shares - basic	62.1	64.9	69.6
Effect of dilutive securities:
Stock options	0.1	0.2	0.2
Restricted stock equivalents	0.7	0.6	0.5
Total dilutive securities	0.8	0.8	0.7
Weighted-average shares - diluted	62.9	65.7	70.3
Basic net earnings per share	$6.55	$6.30	$3.75
Diluted net earnings per share	$6.47	$6.22	$3.72

At September 30, 2013, there were no shares considered anti-dilutive. In the event the potentially dilutive securities are anti-dilutive on net earnings per share (i.e., have the effect of increasing earnings per share), the impact of the potentially dilutive securities is not included in the computation. There were approximately 0.4 and 0.7 anti-dilutive securities at September 30, 2012 and 2011, respectively, which were not included in the diluted net earnings per share calculations for these fiscal years for the reason noted above.